SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
MARCH 31, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 102.4%

Australia – 4.1%
ALS	55,000	$296,410
Bravura Solutions	300,000	1,165,192
Cochlear	7,000	861,262
Hansen Technologies	363,540	751,163
IPH	175,000	874,781
Technology One	200,000	1,136,079

Total		5,084,887

Austria – 1.0%
Mayr-Melnhof Karton	6,500	815,176
Rhi Magnesita	7,800	459,395

Total		1,274,571

Brazil – 2.5%
B3-Brasil, Bolsa, Balcao	32,847	269,464
M Dias Branco	29,200	324,043
OdontoPrev	260,000	1,089,047
Tegma Gestao Logistica	30,000	202,127
TOTVS	123,000	1,237,744

Total		3,122,425

Canada – 9.2%
Agnico Eagle Mines [1]	10,000	435,000
Altus Group	69,700	1,359,733
AutoCanada	55,000	439,144
Canaccord Genuity Group	92,000	402,050
Computer Modelling Group	283,000	1,302,391
E-L Financial	1,300	783,969
FirstService Corporation	10,300	920,202
Franco-Nevada [1]	14,100	1,058,205
Genworth MI Canada	13,000	393,886
Gluskin Sheff + Associates	23,000	246,979
Major Drilling Group International [2]	209,600	704,235
Morneau Shepell	35,000	717,888
Pan American Silver [1]	31,800	421,350
Parex Resources [2]	22,100	345,966
Solium Capital [2]	50,000	713,885
Sprott	520,600	1,180,393

Total		11,425,276

China – 1.2%
A-Living Services [2]	232,100	396,199
Haitian International Holdings	124,600	283,169
TravelSky Technology	300,000	792,999

Total		1,472,367

Denmark – 0.5%
SimCorp	6,000	579,229

Total		579,229

France – 3.5%
Gaztransport Et Technigaz	4,500	409,383
Interparfums	14,850	807,080
Lectra	12,500	302,171
Neurones	32,500	831,217
Robertet	500	305,116
Rothschild & Co	25,000	795,040
Thermador Groupe	15,000	841,313

Total		4,291,320

Germany – 4.5%
Amadeus Fire	10,300	1,187,754
AURELIUS Equity Opportunities	10,400	473,414
Carl Zeiss Meditec	7,500	626,357
CompuGroup Medical	10,000	588,919
CTS Eventim AG & Co.	3,900	184,793
MorphoSys [2]	6,000	546,180
Norma Group	7,500	363,952
PATRIZIA Immobilien	7,400	164,608
STRATEC	21,000	1,418,117

Total		5,554,094

Greece – 0.2%
Sarantis	35,700	281,927

Total		281,927

Hong Kong – 1.3%
Pico Far East Holdings	415,100	168,685
Texhong Textile Group	229,200	349,204
Value Partners Group	1,111,200	863,486
Valuetronics Holdings	452,800	227,193

Total		1,608,568

India – 1.6%
AIA Engineering	30,000	772,573
Bajaj Finance	12,500	545,020
SH Kelkar & Company	200,000	441,718
SJVN	514,800	179,464

Total		1,938,775

Indonesia – 0.4%
Selamat Sempurna	5,000,000	568,820

Total		568,820

Ireland – 0.6%
Dalata Hotel Group	64,000	422,137
Keywords Studios	25,000	376,408

Total		798,545

Israel – 0.4%
Nova Measuring Instruments [1,2]	18,500	465,830

Total		465,830

Italy – 1.5%
Avio	18,300	257,832
Biesse	11,600	252,178
DiaSorin	10,700	1,076,645
Interpump Group	7,400	241,392

Total		1,828,047

Japan – 10.3%
Advantest Corporation	12,000	278,589
Ain Holdings	3,700	277,759
As One	12,500	992,511
Benefit One	50,000	979,879
Cosel	50,000	525,580
Daifuku	20,000	1,039,430
Dip Corporation	14,200	244,973
EPS Holdings	40,000	666,246
Fujitec	50,000	552,648
Information Services International-Dentsu	6,700	230,628
KOMEDA Holdings	23,700	449,921
Meitec Corporation	25,000	1,134,621
Morningstar Japan KK	100,000	272,489
NSD	44,100	1,025,406
Relo Group	30,000	841,830
SCSK	7,800	347,316
Takasago Thermal Engineering	28,900	464,674
TKC Corporation	23,000	839,439
USS	50,000	926,644
Yumeshin Holdings	66,250	462,070
Zenkoku Hosho	4,100	143,165

Total		12,695,818

Mexico – 1.0%
Becle	200,000	306,951
Bolsa Mexicana de Valores	250,000	519,056
Megacable Holdings	101,600	471,196

Total		1,297,203

Netherlands – 1.9%
Euronext	3,200	202,813
IMCD	12,000	913,329
Intertrust	65,000	1,224,951

Total		2,341,093

New Zealand – 0.6%
Fisher & Paykel Healthcare	70,654	755,411

Total		755,411

Norway – 1.2%
Atea	14,900	216,289
TGS-NOPEC Geophysical	45,000	1,227,659

Total		1,443,948

Peru – 0.2%
Alicorp	70,300	229,908

Total		229,908

Poland – 0.3%
Warsaw Stock Exchange	33,000	335,209

Total		335,209

Russia – 0.4%
Globaltrans Investment GDR	42,000	446,880

Total		446,880

Singapore – 0.8%
Midas Holdings [2,3]	400,000	0
XP Power	30,000	976,837

Total		976,837

South Africa – 1.4%
Coronation Fund Managers	70,800	225,422
Hudaco Industries	61,557	554,658
JSE	15,000	137,361
PSG Group	25,000	453,088
Transaction Capital	309,900	382,308

Total		1,752,837

South Korea – 0.3%
Koh Young Technology	1,100	82,856
Tokai Carbon Korea	5,000	289,842

Total		372,698

Spain – 0.3%
Applus Services	30,000	358,063

Total		358,063

Sweden – 4.2%
Addtech Cl. B	31,460	653,069
Bravida Holding	120,000	1,057,727
Bufab	31,800	334,168
Dometic Group	55,000	432,142
Hexpol	110,000	924,623
Lagercrantz Group	60,000	645,349
Loomis Cl. B	12,500	430,232
Resurs Holding	71,600	443,587
Scandi Standard	43,900	288,974

Total		5,209,871

Switzerland – 5.4%
Burkhalter Holding	10,000	692,945
dormakaba Holding	600	429,626
Forbo Holding	200	313,733
Inficon Holding	1,500	835,300
Kardex	10,600	1,596,786
LEM Holding	600	771,278
Partners Group Holding	1,500	1,090,635
VZ Holding	3,600	941,803

Total		6,672,106

Taiwan – 0.2%
Parade Technologies	16,800	281,812

Total		281,812

Thailand – 0.1%
Muangthai Capital	94,100	130,468

Total		130,468

Ukraine – 0.2%
MHP GDR	30,000	307,500

Total		307,500

United Kingdom – 9.8%
Abcam	40,000	591,312
Advanced Medical Solutions Group	70,000	288,558
Ashmore Group	309,600	1,722,635
Avon Rubber	19,500	330,171
BCA Marketplace	135,000	347,441
Charter Court Financial Services Group	43,100	186,370
Clarkson	15,600	482,558
Computacenter	30,000	432,153
Consort Medical	57,500	656,044
Croda International	11,500	754,600
Diploma	35,000	664,640
DS Smith	73,200	320,245
FDM Group Holdings	75,100	879,348
Ferroglobe [1]	41,100	84,255
Ferroglobe (Warranty Insurance Trust) [2,3]	41,100	0
Jupiter Fund Management	36,000	169,641
Metro Bank [2]	25,000	246,814
Next Fifteen Communications Group	24,200	177,138
Polypipe Group	125,000	656,109
Porvair	50,000	358,174
Rotork	90,000	331,499
Spirax-Sarco Engineering	12,500	1,170,577
Stallergenes Greer [2]	10,800	442,194
Taylor Wimpey	38,300	87,521
Victrex	25,500	716,061

Total		12,096,058

United States – 31.0%
Air Lease Cl. A [1]	30,060	1,032,561
Brooks Automation [1]	21,700	636,461
Burford Capital	19,300	423,815
Camping World Holdings Cl. A [1,4]	62,800	873,548
Chase Corporation	5,600	518,224
CIRCOR International [1,2]	32,200	1,049,720
Cognex Corporation [1]	10,748	546,643
Coherent [1,2,4]	3,600	510,192
Colfax Corporation [2]	42,900	1,273,272
comScore [2]	24,000	486,000
Diodes [1,2]	20,500	711,350
Dorian LPG [2]	4,475	28,729
EnerSys [1]	11,000	716,760
Expeditors International of Washington [1]	13,300	1,009,470
FLIR Systems [1,4]	56,700	2,697,786
Innospec [1]	12,457	1,038,291
Kadant [1]	7,800	686,088
KBR [1]	64,600	1,233,214
Kirby Corporation [1,2,4]	32,900	2,471,119
KKR & Co. Cl. A [1,4]	50,000	1,174,500
Lazard Cl. A	34,200	1,235,988
Lindsay Corporation [1]	13,700	1,326,023
Littelfuse	4,000	729,920
ManpowerGroup [1]	8,800	727,672
MBIA [1,2,4]	80,300	764,456
Morningstar	7,200	907,128
Nanometrics [1,2]	35,600	1,099,328
National Instruments [1]	15,200	674,272
Popular [1]	13,100	682,903
Quaker Chemical [1]	6,069	1,215,803
Raven Industries	40,000	1,534,800
Rogers Corporation [1,2]	4,800	762,624
SEACOR Holdings [1,2]	20,200	854,056
SEACOR Marine Holdings [2]	20,309	270,313
SEI Investments [1]	27,600	1,442,100
Signet Jewelers	5,500	149,380
Standard Motor Products	11,200	549,920
Sun Hydraulics [1]	15,139	704,115
Tennant Company [1]	11,600	720,244
Valmont Industries [1]	5,400	702,540
Virtu Financial Cl. A [1,4]	74,300	1,764,625
World Fuel Services [1]	12,000	346,680

Total		38,282,633

Uruguay – 0.3%
Arcos Dorados Holdings Cl. A [1]	46,800	335,556

Total		335,556

TOTAL COMMON STOCKS
(Cost $111,067,008)		126,616,590

PREFERRED STOCK – 0.6%
Germany – 0.6%
FUCHS PETROLUB	18,500	761,612

(Cost $802,646)		761,612

REPURCHASE AGREEMENT – 3.2%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $3,960,165 (collateralized
by obligations of various U.S. Government
Agencies, 1.875% due 9/30/22, valued at $4,040,429)
(Cost $3,960,000)		3,960,000

TOTAL INVESTMENTS – 106.2%
(Cost $115,829,654)		131,338,202

LIABILITIES LESS CASH
AND OTHER ASSETS – (6.2)%		(7,712,023)

NET ASSETS – 100.0%		$123,626,179

GDR – Global Depository Receipt

[1]
All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at March 31, 2019. Total market value of pledged securities at March 31, 2019, was $19,350,722.

[2]	Non-income producing.
[3]
Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[4]	At March 31, 2019, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $6,249,318.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $115,899,566. At March 31, 2019, net unrealized appreciation for all securities was $15,438,636, consisting of aggregate gross unrealized appreciation of $24,395,336 and aggregate gross unrealized depreciation of $8,956,700. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$126,616,590	$–	$0	$126,616,590
Preferred Stocks	761,612	–	–	761,612
Repurchase Agreement	–	3,960,000	–	3,960,000

Level 3 Reconciliation:

	Balance as of			Realized	Unrealized	Balance as of
	12/31/18	Purchases	Sales	Gain (Loss)	Gain (Loss)	3/31/19

Common Stocks	$42,261	$ –	$ –	$ –	$(42,261)	$ 0

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2019 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of March 31, 2019, the Fund has outstanding borrowings of $8,000,000. During the period ended March 31, 2019, the Fund borrowed an average daily balance of $8,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 179-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).